Vessels and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2013
Vessels and Other Fixed Assets, Net [Abstract]
Schedule of vessels and other fixed assets, net
	December 31, 2012	June 30, 2013
Cost
Vessels	$772,981	$422,325
Other fixed assets	679	790
Impairment charge	(303,219)	-
Total cost	470,441	423,115
Accumulated depreciation	(179,234)	(147,505)
Vessels and other fixed assets, net	$291,207	$275,610